15 Taxes in installments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Federal REFIS debts and other tax installment payment plans, current	R$ 19,498	R$ 20,179
Federal REFIS debts and other tax installment payment plans, noncurrent	67,727	73,934
Federal REFIS Law 11.941/09 [Member]
Disclosure of fair value measurement of liabilities [line items]
Federal REFIS debts and other tax installment payment plans, current	12,172	12,100
Federal REFIS debts and other tax installment payment plans, noncurrent	17,436	18,895
Federal REFIS Law 12.865/13 [Member]
Disclosure of fair value measurement of liabilities [line items]
Federal REFIS debts and other tax installment payment plans, current	6,481	6,240
Federal REFIS debts and other tax installment payment plans, noncurrent	48,306	52,661
Other Taxes In Installments [Member]
Disclosure of fair value measurement of liabilities [line items]
Federal REFIS debts and other tax installment payment plans, current	845	1,839
Federal REFIS debts and other tax installment payment plans, noncurrent	R$ 1,985	R$ 2,378